THE HUNTINGTON VA FUNDS

BALANCED FUND

HUNTINGTON VA BALANCED FUND

EQUITY FUNDS

HUNTINGTON VA DIVIDEND CAPTURE FUND

HUNTINGTON VA GROWTH FUND

HUNTINGTON VA INCOME EQUITY FUND

HUNTINGTON VA INTERNATIONAL EQUITY FUND

HUNTINGTON VA MACRO 100 FUND

HUNTINGTON VA MID CORP AMERICA FUND

HUNTINGTON VA REAL STRATEGIES FUND

HUNTINGTON VA ROTATING MARKETS FUND

HUNTINGTON VA SITUS FUND

INCOME FUND

HUNTINGTON VA MORTGAGE SECURITIES FUND

SUPPLEMENT DATED FEBRUARY 12, 2013 TO THE HUNTINGTON VA FUNDS’

PROSPECTUS DATED APRIL 30, 2012, AS AMENDED,

EFFECTIVE AS OF FEBRUARY 12, 2013, PLEASE REPLACE THE SECTION

TITLED “PRINCIPAL INVESTMENT STRATEGIES” IN THE HUNTINGTON VA

BALANCED FUND’S SUMMARY PROSPECTUS (FOUND ON PAGES 3 AND 4 OF

THE HUNTINGTON VA FUNDS’ PROSPECTUS) WITH THE FOLLOWING:

Principal Investment Strategies

The Fund is a “Fund of Funds” and seeks to achieve its investment objective by investing exclusively in the shares of other portfolios of The Huntington Funds (“Underlying Funds”). Under normal market conditions, the Fund expects to achieve a mix of approximately 60% of assets in equity securities and 40% of assets in fixed-income securities (including up to 5% in money market eligible securities). The allocation of investments in each of the Underlying Funds set forth below may vary from time to time in an attempt to achieve the Fund’s investment goal.

The Fund anticipates investing approximately 60% of its assets in shares of the following Underlying Funds which invest primarily in equity securities (“Underlying Equity Funds”):

Huntington VA Dividend Capture Fund,

Huntington VA Growth Fund,

Huntington VA Income Equity Fund,

Huntington VA International Equity Fund,

Huntington VA Macro 100 Fund,

Huntington VA Mid Corp America Fund, and

Huntington VA Situs Fund.

The Fund anticipates investing approximately 40% of its assets in shares of the following Underlying Funds that invest primarily in fixed-income securities (“Underlying Fixed-Income Funds”) and (not to exceed 5% of total Fund assets) Underlying Funds that invest primarily in money market eligible securities:

Huntington Fixed Income Securities Fund,

Huntington VA Mortgage Securities Fund,

Huntington Money Market Fund, and

Huntington US Treasury Money Market Fund.

The Fund decides how to allocate assets to Underlying Funds based upon (i) the Advisor’s outlook for the markets in which each Underlying Fund invests, (ii) the asset composition and anticipated performance of each Underlying Fund, and (iii) other global economic factors.

Certain of the Underlying Funds invest in foreign securities and below investment-grade securities (junk bonds). In addition, certain of the Underlying Funds invest in securities of U.S. government-sponsored entities (“GSEs”), including GSE securities that are not backed by the full faith and credit of the United States government.

EFFECTIVE AS OF FEBRUARY 12, 2013, PLEASE REPLACE THE SECTION

TITLED “UNDERLYING FIXED INCOME FUNDS” IN THE HUNTINGTON VA

BALANCED FUND’S PROSPECTUS (FOUND ON PAGE 51 OF THE HUNTINGTON

VA FUNDS’ PROSPECTUS) WITH THE FOLLOWING:

Underlying Fixed Income Funds

Huntington Fixed Income Securities Fund

Huntington VA Mortgage Securities Fund

Huntington Money Market Fund

Huntington US Treasury Money Market Fund

EFFECTIVE AS OF FEBRUARY 12, 2013, PLEASE REPLACE THE SECTION

TITLED “UNDERLYING MONEY MARKET FUNDS FUNDS” IN THE HUNTINGTON

VA BALANCED FUND’S PROSPECTUS (FOUND ON PAGE 57 OF THE

HUNTINGTON VA FUNDS’ PROSPECTUS) WITH THE FOLLOWING:

Underlying Money Market Funds

Huntington Money Market Fund—The Underlying Huntington Money Market Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing in high-quality money market instruments. The Underlying Huntington Money Market Fund seeks to maintain a constant net asset value of $1.00 per share for purchases and redemptions. The Underlying Huntington Money Market Fund invests in commercial paper and U.S. government agency notes, and other short-term money market instruments, which may include municipal securities that are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization (NRSRO) or unrated and deemed to be of comparable quality by the Advisor.

Risks. The principal risks applicable to the Underlying Huntington Money Market Fund are Interest Rate Risk and Credit and Counterparty Risk.

Huntington US Treasury Money Market Fund – The Underlying Huntington US Treasury Money Market Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations. The Underlying Huntington Money Market Fund seeks to maintain a constant net asset value of $1.00 per share for purchases and redemptions. The Underlying Huntington US Treasury Money Market Fund invests in short-term obligations of the U.S. government. In managing the Underlying Huntington US Treasury Money Market Fund, the Advisor maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Risks. The principal risks applicable to the Underlying Huntington US Treasury Money Market Fund are Interest Rate Risk and Recoupment Risk.

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